Loan Receivable, Net (Details Textual)	6 Months Ended
	Jun. 30, 2019 USD ($) Customers	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Customers
Loans Receivable, Net (Textual)
Financing receivable recorded investment past due, description	Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Percentage of guaranteed loans	31.80%		29.50%
Gross loans receivable	$ 205,814,720		$ 221,508,266
Provision charges	25,198,186	$ 47,636,098
Provision for loan and lease losses write offs
Minimum [Member]
Loans Receivable, Net (Textual)
Loan interest rate	4.00%	4.00%
Maximum [Member]
Loans Receivable, Net (Textual)
Loan interest rate	24.00%	24.00%
China Great Wall Assets Management Co. Ltd. [Member]
Loans Receivable, Net (Textual)
Loan interest rate	292.00%		292.00%
Gross loans receivable	$ 4,974,661		$ 4,966,849
Personal loans [Member]
Loans Receivable, Net (Textual)
Number of customers | Customers	159		159
Gross loans receivable	$ 112,748,858		$ 112,594,344
Business loans [Member]
Loans Receivable, Net (Textual)
Number of customers | Customers	74		75
Gross loans receivable	$ 93,065,862		$ 108,913,922